Schedule I - Financial Information of Parent Company - Financial Information of Parent Company - Balance Sheets (Details) (Parentheticals) - shares	Dec. 31, 2015	Dec. 31, 2014
Ordinary shares, shares issued (in shares)	118,098,018	112,417,933
Ordinary shares, shares outstanding (in shares)	118,098,018	112,417,933
Parent Company [Member]
Ordinary shares, shares issued (in shares)	118,098,018	112,417,933
Ordinary shares, shares outstanding (in shares)	118,098,018	112,417,933